RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 - RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2011 and 2010.

A summary of loans to directors and executive officers whose borrowing relationship exceeds $60,000, and to entities in which they own a 10% or more voting interest for the years ended December 31 follows:

	2011	2010
	(In thousands)

Balance at beginning of year	$271	$599
New loans and advances	203	41
Repayments	(260)	(369)
Balance at end of year	$214	$271

Deposits held by us for directors and executive officers totaled $1.0 million at both December 31, 2011 and 2010.